UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Extended Equity Market Index Fund

(PEXMX)

This semi-annual shareholder report contains important information about Extended Equity Market Index Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Equity Market Index Fund	$12	0.24%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$986,469
Number of Portfolio Holdings	1,595

Portfolio Turnover Rate	4.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	18.9%
Financials	18.1
Industrials & Business Services	18.0
Health Care	11.1
Consumer Discretionary	10.8
Real Estate	5.1
Communication Services	4.5
Materials	4.2
Energy	3.7
Other	5.6

Top Ten Holdings (as a % of Net Assets)

MicroStrategy	1.4%
AppLovin	1.1
Snowflake	1.0
Marvell Technology	0.9
Robinhood Markets	0.9
CRH	0.9
Cloudflare	0.8
ROBLOX	0.8
Cheniere Energy	0.7
Vertiv Holdings	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F124-053 8/25

Extended Equity Market Index Fund

 (PEXMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PEXMX Extended Equity Market
Index Fund

T. ROWE PRICE Extended Equity Market Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 32.78 $ 30.12 $ 24.92 $ 36.18 $ 37.12 $ 29.25
Investment
activities
Net investment
income
(1)(2)
0.14 0.32 0.32 0.29 0.27 0.24
Net realized and
unrealized gain/
loss 0.49 4.84 5.98 (9.67) 4.17 8.74
Total from
investment
activities 0.63 5.16 6.30 (9.38) 4.44 8.98
Distributions
Net investment
income — (0.36) (0.32) (0.33) (0.27) (0.24)
Net realized gain — (2.14) (0.78) (1.55) (5.11) (0.87)
Total distributions — (2.50) (1.10) (1.88) (5.38) (1.11)
NET ASSET
VALUE
End of period $ 33.41 $ 32.78 $ 30.12 $ 24.92 $ 36.18 $ 37.12

T. ROWE PRICE Extended Equity Market Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
1.92% 16.67% 25.35% (26.00)% 12.31% 30.82%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.24%
(4)
0.24% 0.25% 0.26% 0.30% 0.35%
Net expenses
after waivers/
payments by
Price Associates 0.24%
(4)
0.24% 0.25% 0.25% 0.30% 0.35%
Net investment
income 0.87%
(4)
0.99% 1.16% 1.01% 0.66% 0.83%
Portfolio turnover
rate 4.1% 11.8% 13.3% 13.7% 36.7% 35.9%
Net assets, end
of period (in
thousands) $986,469 $1,011,977 $953,770 $826,200 $1,281,380 $1,161,458
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Extended Equity Market Index Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.3%
COMMUNICATION SERVICES  4.5%
Diversified Telecommunication Services  0.5%
AST SpaceMobile (1) 21,418 1,001
Cogent Communications Holdings  6,476 312
Frontier Communications Parent (1) 26,052 948
GCI Liberty, Class A, EC (1)(2) 21,362 —
Globalstar (1) 9,226 217
IDT, Class B  4,278 292
Iridium Communications  17,509 528
Liberty Global, Class A (1) 24,245 243
Liberty Global, Class C (1) 18,680 193
Liberty Latin America, Class C (1) 15,146 94
Lumen Technologies (1) 141,961 622
Shenandoah Telecommunications  16,721 229
4,679
Entertainment  1.7%
AMC Entertainment Holdings, Class A (1) 51,181 159
Cinemark Holdings  13,640 412
Kartoon Studios (1) 31,610 23
Liberty Media Corp-Liberty Formula One, Class A (1) 6,187 588
Liberty Media Corp-Liberty Formula One, Class C (1) 30,371 3,174
Liberty Media Corp-Liberty Live, Class A (1) 2,414 192
Liberty Media Corp-Liberty Live, Class C (1) 6,646 539
Lionsgate Studios (1) 29,663 172
Madison Square Garden Entertainment (1) 6,783 271
Madison Square Garden Sports (1) 2,513 525
Playtika Holding  20,600 97
ROBLOX, Class A (1) 73,421 7,724
Roku (1) 16,734 1,471
Skillz (1)(3) 19,852 135
Sphere Entertainment (1)(3) 6,818 285
Starz Entertainment (1) 1,470 24
Warner Music Group, Class A  20,701 564
16,355
Interactive Media & Services  1.0%
Angi (1) 6,382 97
Cargurus (1) 14,001 469
Cars.com (1) 12,320 146
fuboTV (1) 60,300 233
IAC (1) 6,234 233

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MediaAlpha, Class A (1) 7,794 85
Pinterest, Class A (1) 86,226 3,092
Reddit, Class A (1) 14,578 2,195
Rumble (1) 17,800 160
Shutterstock  5,900 112
Snap, Class A (1) 144,220 1,253
TripAdvisor (1) 12,900 168
TrueCar (1) 86,625 165
Trump Media & Technology Group (1) 13,035 235
Vimeo (1) 40,596 164
Yelp (1) 7,192 246
Ziff Davis (1) 4,444 135
ZoomInfo Technologies (1) 30,733 311
9,499
Media  1.2%
Cable One  535 73
Cardlytics (1) 23,734 39
Clear Channel Outdoor Holdings (1) 123,500 145
DoubleVerify Holdings (1) 27,954 419
EchoStar, Class A (1) 17,827 494
EW Scripps, Class A (1) 25,545 75
Gray Media  31,300 142
Ibotta, Class A (1)(3) 2,386 87
John Wiley & Sons, Class A  7,356 328
Liberty Broadband, Class A (1) 3,286 321
Liberty Broadband, Class C (1) 15,760 1,551
Magnite (1) 17,700 427
New York Times, Class A  20,326 1,138
Nexstar Media Group  4,269 738
PubMatic, Class A (1) 13,200 164
Sinclair  11,410 158
Sirius XM Holdings  25,624 589
TechTarget (1) 8,000 62
TEGNA  22,036 369
Thryv Holdings (1) 11,122 135
Trade Desk, Class A (1) 59,959 4,316
11,770
Wireless Telecommunication Services  0.1%
Gogo (1)(3) 18,063 265
Telephone & Data Systems  14,570 518

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United States Cellular (1) 2,857 183
966
Total Communication Services 43,269
CONSUMER DISCRETIONARY  10.8%
Automobile Components  0.9%
Adient (1) 14,100 274
Autoliv  11,062 1,238
BorgWarner  22,008 737
Dana  21,572 370
Dorman Products (1) 3,907 479
Fox Factory Holding (1) 6,800 176
Gentex  28,146 619
Gentherm (1) 6,000 170
Goodyear Tire & Rubber (1) 39,435 409
LCI Industries  4,295 392
Lear  6,261 595
Mobileye Global, Class A (1)(3) 12,804 230
Modine Manufacturing (1) 7,276 717
Motorcar Parts of America (1) 11,900 133
Patrick Industries  5,545 512
Phinia  6,482 288
QuantumScape (1)(3) 52,862 355
Standard Motor Products  5,388 166
Stoneridge (1) 21,236 150
Superior Industries International (1)(3) 15,200 2
Visteon (1) 4,292 400
XPEL (1) 3,800 136
8,548
Automobiles  0.3%
Harley-Davidson  17,135 405
Lucid Group (1)(3) 160,158 338
Rivian Automotive, Class A (1) 88,377 1,214
Thor Industries (3) 7,514 667
Winnebago Industries  3,781 110
2,734
Broadline Retail  0.3%
Dillard's, Class A (3) 400 167
Etsy (1) 13,220 663
Kohl's  22,042 187
Macy's  36,858 430
Ollie's Bargain Outlet Holdings (1) 8,767 1,155

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
2,602
Distributors  0.0%
A-Mark Precious Metals  4,771 106
106
Diversified Consumer Services  1.2%
ADT  36,484 309
Adtalem Global Education (1) 6,276 799
Bright Horizons Family Solutions (1) 7,692 951
Carriage Services  6,600 302
Clear Secure, Class A  14,457 401
Duolingo (1) 5,688 2,332
Frontdoor (1) 10,887 642
Graham Holdings, Class B  340 322
Grand Canyon Education (1) 4,386 829
H&R Block  20,045 1,100
Laureate Education (1) 23,158 541
Service Corp. International  22,831 1,858
Strategic Education  4,020 342
Stride (1) 5,978 868
11,596
Hotels, Restaurants & Leisure  3.2%
Aramark  38,732 1,622
BJ's Restaurants (1) 2,975 133
Bloomin' Brands  17,943 154
Boyd Gaming  10,092 789
Brinker International (1) 5,440 981
Canterbury Park Holding  6,213 119
Cava Group (1) 11,076 933
Cheesecake Factory (3) 5,240 328
Choice Hotels International (3) 2,330 296
Churchill Downs  9,598 969
Cracker Barrel Old Country Store (3) 3,300 202
Dave & Buster's Entertainment (1) 6,800 205
Denny's (1) 34,865 143
Dine Brands Global  5,000 122
DraftKings, Class A (1) 70,961 3,043
Dutch Bros, Class A (1) 15,459 1,057
Everi Holdings (1) 18,600 265
Flutter Entertainment (1) 23,417 6,692
Hilton Grand Vacations (1) 8,961 372
Hyatt Hotels, Class A  5,790 809
Jack in the Box (3) 4,600 80

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Time Group Holdings (1) 15,302 464
Light & Wonder (1) 12,586 1,212
Marriott Vacations Worldwide  4,752 344
Papa John's International  4,945 242
Penn Entertainment (1) 22,081 395
Planet Fitness, Class A (1) 12,872 1,404
Pursuit Attractions and Hospitality (1) 7,325 211
Red Robin Gourmet Burgers (1)(3) 23,500 136
Red Rock Resorts, Class A  7,631 397
Sabre (1) 56,100 177
Shake Shack, Class A (1) 4,585 645
Six Flags Entertainment  11,051 336
Sweetgreen, Class A (1) 13,752 205
Texas Roadhouse  8,710 1,632
Travel + Leisure  10,868 561
United Parks & Resorts (1)(3) 4,767 225
Vail Resorts (3) 4,374 687
Wendy's  31,039 354
Wingstop  4,562 1,536
Wyndham Hotels & Resorts  8,575 696
31,173
Household Durables  1.2%
Cavco Industries (1) 1,213 527
Century Communities  3,065 173
Champion Homes (1) 7,259 454
Cricut, Class A  13,400 91
Flexsteel Industries (3) 2,994 108
GoPro, Class A (1) 128,800 98
Green Brick Partners (1) 5,708 359
Helen of Troy (1) 3,300 94
Hovnanian Enterprises, Class A (1) 1,384 145
Installed Building Products  3,887 701
iRobot (1) 14,700 46
KB Home  9,407 498
La-Z-Boy  7,961 296
Leggett & Platt  11,147 99
LGI Homes (1) 3,930 202
Lovesac (1) 5,600 102
M/I Homes (1) 3,260 365
Meritage Homes  8,500 569
Newell Brands  46,505 251
Somnigroup International  24,181 1,645
Sonos (1) 21,901 237

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Taylor Morrison Home (1) 11,488 706
Toll Brothers  13,377 1,527
TopBuild (1) 3,992 1,292
Tri Pointe Homes (1) 16,119 515
Universal Electronics (1) 15,100 100
Whirlpool  5,630 571
11,771
Leisure Products  0.3%
Acushnet Holdings (3) 5,075 369
Brunswick  7,663 423
Funko, Class A (1) 10,100 48
Malibu Boats, Class A (1)(3) 4,300 135
Marine Products (3) 11,600 99
Mattel (1) 46,731 921
Peloton Interactive, Class A (1) 49,131 341
Polaris  8,209 334
Topgolf Callaway Brands (1) 17,500 141
YETI Holdings (1) 13,451 424
3,235
Specialty Retail  2.8%
Abercrombie & Fitch, Class A (1) 6,976 578
Academy Sports & Outdoors  10,803 484
Advance Auto Parts  10,436 485
American Eagle Outfitters  12,577 121
Asbury Automotive Group (1) 2,421 578
AutoNation (1) 3,194 634
Bath & Body Works  35,413 1,061
Boot Barn Holdings (1) 4,782 727
Burlington Stores (1) 9,673 2,250
Caleres (3) 6,430 79
Carvana (1) 17,165 5,784
Chewy, Class A (1) 21,582 920
Dick's Sporting Goods  6,788 1,343
Five Below (1) 8,524 1,118
Floor & Decor Holdings, Class A (1) 16,171 1,228
Foot Locker (1) 12,756 313
GameStop, Class A (1) 55,355 1,350
Gap  25,858 564
Genesco (1) 5,100 100
Group 1 Automotive  2,103 918
Guess? (3) 8,920 108
Lithia Motors  3,192 1,078
Monro (3) 7,100 106

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Murphy USA  2,631 1,070
National Vision Holdings (1) 15,322 353
ODP (1) 8,312 151
Penske Automotive Group  2,304 396
PetMed Express (1)(3) 38,500 128
RealReal (1)(3) 24,400 117
Revolve Group (1) 8,700 174
RH (1) 2,394 452
Sally Beauty Holdings (1) 15,300 142
Signet Jewelers  6,243 497
Sleep Number (1)(3) 7,500 51
Sonic Automotive, Class A  2,562 205
Stitch Fix, Class A (1) 33,100 122
Upbound Group  7,450 187
Urban Outfitters (1) 6,700 486
Valvoline (1) 20,044 759
Victoria's Secret (1) 9,624 178
Wayfair, Class A (1)(3) 13,255 678
28,073
Textiles, Apparel & Luxury Goods  0.6%
Capri Holdings (1) 14,840 263
Carter's  5,889 177
Columbia Sportswear  3,462 211
Crocs (1) 7,772 787
Figs, Class A (1) 19,600 111
G-III Apparel Group (1) 9,000 202
Hanesbrands (1) 33,306 152
Kontoor Brands  6,756 446
Levi Strauss, Class A  4,202 78
Movado Group  6,705 102
Oxford Industries  2,200 89
PVH  5,982 410
Skechers USA, Class A (1) 15,986 1,009
Steven Madden  9,656 232
Superior Group  12,443 128
Under Armour, Class A (1)(3) 18,600 127
Under Armour, Class C (1) 20,100 130
Vera Bradley (1) 35,500 78
VF  47,329 556
Wolverine World Wide  15,200 275
5,563
Total Consumer Discretionary 105,401

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  2.9%
Beverages  0.3%
Boston Beer, Class A (1) 1,200 229
Celsius Holdings (1) 22,632 1,050
Coca-Cola Consolidated  8,720 973
National Beverage (1) 3,696 160
Primo Brands  27,172 805
Willamette Valley Vineyards (1) 10,850 60
3,277
Consumer Staples Distribution & Retail  1.5%
Albertsons, Class A  44,631 960
Andersons  7,287 268
BJ's Wholesale Club Holdings (1) 17,934 1,934
Casey's General Stores  5,168 2,637
Chefs' Warehouse (1) 5,300 338
Grocery Outlet Holding (1) 14,532 180
Ingles Markets, Class A  3,900 247
Maplebear (1) 22,502 1,018
Performance Food Group (1) 20,452 1,789
PriceSmart  3,450 362
SpartanNash  10,226 271
Sprouts Farmers Market (1) 14,021 2,308
U.S. Foods Holding (1) 30,626 2,359
United Natural Foods (1) 9,300 217
14,888
Food Products  0.7%
B&G Foods (3) 24,200 102
Calavo Growers  7,863 209
Cal-Maine Foods  5,843 582
Darling Ingredients (1) 18,236 692
Flowers Foods  33,083 529
Fresh Del Monte Produce  8,200 266
Freshpet (1) 5,830 396
Hain Celestial Group (1) 28,500 43
Ingredion  8,072 1,095
J & J Snack Foods  2,740 311
John B. Sanfilippo & Son  2,942 186
Lancaster Colony  2,417 418
Pilgrim's Pride  6,387 287
Post Holdings (1) 6,155 671
Simply Good Foods (1) 14,785 467
TreeHouse Foods (1) 7,943 154

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Utz Brands  15,300 192
Vital Farms (1) 5,400 208
6,808
Household Products  0.1%
Central Garden & Pet (1) 4,813 169
Central Garden & Pet, Class A (1) 10,652 333
Energizer Holdings  9,250 187
Spectrum Brands Holdings  3,493 185
WD-40  2,193 500
1,374
Personal Care Products  0.3%
Beauty Health (1)(3) 59,338 113
BellRing Brands (1) 17,142 993
Coty, Class A (1) 40,776 190
Edgewell Personal Care  8,050 188
elf Beauty (1) 8,399 1,045
Interparfums  3,289 432
Lifevantage (3) 8,300 109
Nu Skin Enterprises, Class A  15,316 122
USANA Health Sciences (1) 5,200 159
3,351
Tobacco  0.0%
Universal  3,808 222
222
Total Consumer Staples 29,920
ENERGY  3.7%
Energy Equipment & Services  0.9%
Archrock  21,788 541
Atlas Energy Solutions (3) 9,736 130
Cactus, Class A  6,981 305
ChampionX  22,501 559
DMC Global (1) 8,000 64
Expro Group Holdings (1) 23,809 204
Flowco Holdings, Class A  9,188 164
Forum Energy Technologies (1) 5,499 107
Helix Energy Solutions Group (1) 15,300 95
Helmerich & Payne  13,926 211
Kodiak Gas Services  9,927 340
Liberty Energy  23,880 274
Mammoth Energy Services (1) 29,900 84
Nabors Industries (1)(3) 3,100 87

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Noble  11,854 315
NOV  37,575 467
Oceaneering International (1) 15,768 327
Oil States International (1) 23,678 127
Patterson-UTI Energy  48,051 285
Solaris Energy Infrastructure  3,369 95
TechnipFMC  65,697 2,263
TETRA Technologies (1) 30,241 102
Tidewater (1) 11,184 516
Transocean (1)(3) 105,220 273
Valaris (1) 7,900 333
Weatherford International  14,014 705
8,973
Oil, Gas & Consumable Fuels  2.8%
Antero Midstream  41,150 780
Antero Resources (1) 34,645 1,395
California Resources  11,159 510
Centrus Energy, Class A (1)(3) 3,293 603
Cheniere Energy  29,664 7,224
Chord Energy  6,670 646
Civitas Resources  8,508 234
CNX Resources (1) 19,445 655
Comstock Resources (1) 14,200 393
Core Natural Resources  7,865 549
Crescent Energy, Class A  15,920 137
CVR Energy  7,000 188
Delek U.S. Holdings  12,107 256
Dorian LPG  7,169 175
DT Midstream  11,438 1,257
Green Plains (1) 29,600 178
Gulfport Energy (1) 1,864 375
HF Sinclair  26,014 1,069
International Seaways  5,000 182
Kinetik Holdings  2,016 89
Kosmos Energy (1)(3) 50,220 86
Magnolia Oil & Gas, Class A  28,971 651
Matador Resources  16,689 796
Murphy Oil  15,571 350
Northern Oil & Gas (3) 11,268 319
Ovintiv  38,149 1,452
Par Pacific Holdings (1) 11,000 292
PBF Energy, Class A  15,346 333
Peabody Energy  16,937 227

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Permian Resources  104,386 1,422
Range Resources  36,100 1,468
REX American Resources (1) 3,955 193
Ring Energy (1) 95,600 76
SandRidge Energy  19,885 215
Sitio Royalties, Class A  12,500 230
SM Energy  18,058 446
Talos Energy (1) 14,800 126
Uranium Energy (1) 95,617 650
Viper Energy  22,983 876
Vitesse Energy  6,283 139
World Kinect  10,990 312
27,554
Total Energy 36,527
FINANCIALS  18.1%
Banks  5.9%
1st Source  5,161 320
Amalgamated Financial  7,504 234
Ameris Bancorp  10,063 651
Arrow Financial  11,310 299
Associated Banc-Corp  28,723 701
Atlantic Union Bankshares  17,536 549
Axos Financial (1) 8,369 636
Banc of California  22,247 313
BancFirst  2,817 348
Bancorp (1) 7,786 444
Bank of Hawaii (3) 5,166 349
Bank OZK  14,870 700
BankUnited  15,959 568
Banner  4,471 287
Berkshire Hills Bancorp  10,741 269
BOK Financial  4,052 396
Brookline Bancorp  22,331 236
Cadence Bank  20,783 665
Capitol Federal Financial  20,644 126
Cathay General Bancorp  7,294 332
City Holding  2,357 289
Columbia Banking System  28,993 678
Comerica  14,848 886
Commerce Bancshares  13,705 852
Community Financial System  9,592 545
ConnectOne Bancorp  11,183 259
Cullen/Frost Bankers  8,450 1,086

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CVB Financial  26,609 527
Dime Community Bancshares  8,900 240
East West Bancorp  20,640 2,084
Eastern Bankshares  28,895 441
Enterprise Financial Services  4,053 223
First Bancorp North Carolina  8,897 392
First BanCorp Puerto Rico  36,988 770
First Busey  13,229 303
First Citizens BancShares, Class A  1,390 2,719
First Commonwealth Financial  17,900 291
First Community Bankshares  7,164 281
First Financial  6,317 342
First Financial Bancorp  13,000 315
First Financial Bankshares  19,107 687
First Hawaiian  14,873 371
First Horizon  72,942 1,546
First Interstate BancSystem, Class A  12,919 372
First Merchants  10,972 420
First United  7,901 245
Flagstar Financial  36,777 390
Flushing Financial  19,125 227
FNB  38,112 556
Fulton Financial  28,578 516
German American Bancorp  9,715 374
Glacier Bancorp  15,455 666
Hancock Whitney  12,355 709
Hilltop Holdings  6,936 210
Home BancShares  20,125 573
HomeStreet (1) 8,965 117
Hope Bancorp  25,700 276
Independent Bank  6,665 419
International Bancshares  7,972 531
Kearny Financial  29,937 193
Lakeland Financial  3,457 212
Live Oak Bancshares  6,400 191
Metropolitan Bank Holding (1) 4,700 329
MVB Financial  8,608 194
National Bank Holdings, Class A  8,984 338
NBT Bancorp  6,411 266
Nicolet Bankshares  3,393 419
Northrim BanCorp  2,382 222
Northwest Bancshares  24,083 308
OceanFirst Financial  16,200 285

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OFG Bancorp  12,892 552
Old National Bancorp  32,815 700
Pacific Premier Bancorp  15,841 334
Park National  2,436 407
Peapack-Gladstone Financial  8,257 233
Peoples Bancorp  9,913 303
Pinnacle Financial Partners  8,927 986
Popular  12,406 1,367
Preferred Bank  3,072 266
Prosperity Bancshares  12,713 893
Provident Bancorp (1) 20,500 256
Provident Financial Services  16,823 295
Renasant  10,633 382
S&T Bancorp  9,203 348
Seacoast Banking  11,639 321
ServisFirst Bancshares  8,269 641
Simmons First National, Class A  16,979 322
Southside Bancshares  8,690 256
SouthState  10,953 1,008
Stock Yards Bancorp  5,580 441
Synovus Financial  22,400 1,159
Texas Capital Bancshares (1) 8,967 712
Tompkins Financial  4,323 271
Towne Bank  15,145 518
TriCo Bancshares  7,900 320
Triumph Financial (1) 1,765 97
TrustCo Bank  9,032 302
Trustmark  12,953 472
UMB Financial  8,192 861
United Bankshares  22,019 802
United Community Banks  16,137 481
Univest Financial  9,560 287
Valley National Bancorp  45,219 404
Veritex Holdings  9,000 235
WaFd  5,368 157
Washington Trust Bancorp  5,962 169
Webster Financial  29,015 1,584
WesBanco  13,991 443
West BanCorp  11,601 228
Westamerica BanCorp  5,346 259
Western Alliance Bancorp  18,587 1,449
Western New England Bancorp  20,663 191
Wintrust Financial  8,340 1,034

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WSFS Financial  8,518 468
Zions Bancorp  17,153 891
58,213
Capital Markets  4.6%
Affiliated Managers Group  3,688 726
Ares Management, Class A  28,280 4,898
Artisan Partners Asset Management, Class A  9,764 433
BGC Group, Class A  49,221 504
Blue Owl Capital  63,261 1,215
Carlyle Group  27,714 1,425
Cohen & Steers  3,200 241
DigitalBridge Group  22,800 236
Donnelley Financial Solutions (1) 5,165 318
Evercore, Class A  5,290 1,428
Federated Hermes  14,447 640
Galaxy Digital, Class A (1) 11,578 254
Hamilton Lane, Class A  6,522 927
Houlihan Lokey  7,290 1,312
Interactive Brokers Group, Class A  58,452 3,239
Janus Henderson Group  18,652 724
Jefferies Financial Group  19,593 1,072
Lazard  18,495 887
LPL Financial Holdings  10,441 3,915
Moelis, Class A  6,366 397
Morningstar  3,695 1,160
Piper Sandler  2,542 707
PJT Partners, Class A  2,524 417
Robinhood Markets, Class A (1) 96,663 9,051
SEI Investments  10,743 965
StepStone Group, Class A  10,977 609
Stifel Financial  12,682 1,316
StoneX Group (1) 8,857 807
TPG  19,128 1,003
Tradeweb Markets, Class A  17,858 2,614
Victory Capital Holdings, Class A  3,629 231
Virtu Financial, Class A  13,247 593
Virtus Investment Partners  2,122 385
WisdomTree (3) 25,737 296
44,945
Consumer Finance  1.0%
Ally Financial  33,289 1,297
Bread Financial Holdings  6,887 393
Credit Acceptance (1)(3) 900 459

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Encore Capital Group (1) 5,000 194
Enova International (1) 3,339 372
EZCORP, Class A (1) 17,751 246
FirstCash Holdings  4,824 652
Green Dot, Class A (1) 21,900 236
Navient  20,000 282
Nelnet, Class A  810 98
NerdWallet, Class A (1) 10,979 120
OneMain Holdings  17,743 1,011
PRA Group (1) 6,206 92
PROG Holdings  8,919 262
SLM  32,700 1,072
SoFi Technologies (1) 148,866 2,711
Upstart Holdings (1) 11,382 736
10,233
Financial Services  2.8%
Affirm Holdings (1) 35,753 2,472
AvidXchange Holdings (1) 24,900 244
Block (1) 79,604 5,408
Cannae Holdings  9,900 206
Corebridge Financial  42,576 1,511
Equitable Holdings  47,052 2,640
Essent Group  14,443 877
Euronet Worldwide (1) 6,167 625
EVERTEC  12,731 459
Federal Agricultural Mortgage, Class C  1,802 350
Flywire (1) 15,129 177
HA Sustainable Infrastructure Capital (3) 15,050 404
Jackson Financial, Class A  7,750 688
Marqeta, Class A (1) 69,277 404
MGIC Investment  28,322 788
Mr. Cooper Group (1) 9,616 1,435
NCR Atleos (1) 8,560 244
NMI Holdings, Class A (1) 5,811 245
Onity Group (1) 4,762 182
Payoneer Global (1) 64,779 444
PennyMac Financial Services  4,095 408
Radian Group  15,703 566
Remitly Global (1) 22,842 429
Rocket, Class A (3) 22,699 322
Shift4 Payments, Class A (1)(3) 8,698 862
Toast, Class A (1) 56,644 2,509
Voya Financial  17,101 1,214

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walker & Dunlop  4,982 351
Western Union  50,039 421
WEX (1) 4,889 718
27,603
Insurance  3.1%
Ambac Financial Group (1) 14,700 104
American Financial Group  8,879 1,121
Assured Guaranty  8,838 770
Axis Capital Holdings  12,862 1,335
Baldwin Insurance Group (1) 9,351 400
Bowhead Specialty Holdings (1) 4,500 169
Brighthouse Financial (1) 9,283 499
CNA Financial  518 24
CNO Financial Group  18,631 719
eHealth (1) 9,700 42
Enstar Group (1) 1,393 468
Fidelity National Financial  31,991 1,793
First American Financial  14,377 883
Genworth Financial (1) 79,006 615
Goosehead Insurance, Class A  908 96
Hanover Insurance Group  6,691 1,137
Hippo Holdings (1) 6,500 181
Horace Mann Educators  8,351 359
James River Group Holdings  28,500 167
Kemper  10,111 653
Kinsale Capital Group  2,820 1,365
Lemonade (1)(3) 10,100 442
Lincoln National  16,326 565
Markel Group (1) 1,623 3,242
MBIA (1) 22,000 95
Mercury General  5,590 376
Old Republic International  27,671 1,064
Palomar Holdings (1) 4,755 733
Primerica  4,797 1,313
ProAssurance (1) 13,640 311
Reinsurance Group of America  7,848 1,557
RenaissanceRe Holdings  7,852 1,907
RLI  8,194 592
Root, Class A (1) 1,305 167
Ryan Specialty Holdings  12,552 853
Safety Insurance Group  3,486 277
Selective Insurance Group  6,712 582
Skyward Specialty Insurance Group (1) 7,589 439

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stewart Information Services  4,480 292
TWFG (1) 8,086 283
United Fire Group  8,838 254
Unum Group  19,620 1,584
White Mountains Insurance Group  307 551
30,379
Mortgage Real Estate Investment Trusts  0.7%
ACRES Commercial Realty, REIT (1)(3) 13,145 236
AGNC Investment, REIT (3) 116,465 1,070
Annaly Capital Management, REIT  74,812 1,408
Apollo Commercial Real Estate Finance, REIT  8,500 82
Arbor Realty Trust, REIT  17,543 188
Ares Commercial Real Estate, REIT (3) 28,700 137
ARMOUR Residential REIT, REIT  4,100 69
Blackstone Mortgage Trust, Class A, REIT  16,827 324
BrightSpire Capital, REIT  31,500 159
Cherry Hill Mortgage Investment, REIT  44,762 122
Chimera Investment, REIT  12,033 167
Claros Mortgage Trust, REIT  31,053 89
Ellington Financial, REIT  14,005 182
Invesco Mortgage Capital, REIT (3) 9,260 73
Ladder Capital, REIT  27,500 296
MFA Financial, REIT  28,122 266
PennyMac Mortgage Investment Trust, REIT  21,600 278
Ready Capital, REIT (3) 13,636 60
Redwood Trust, REIT  33,367 197
Rithm Capital, REIT  80,906 913
Starwood Property Trust, REIT  31,262 627
TPG RE Finance Trust, REIT  26,100 201
Two Harbors Investment, REIT  13,200 142
7,286
Total Financials 178,659
HEALTH CARE  11.1%
Biotechnology  4.9%
4D Molecular Therapeutics (1) 14,489 54
89bio (1) 17,700 174
ACADIA Pharmaceuticals (1) 20,210 436
Adamas Pharmaceuticals, CVR (1)(2) 26,000 —
ADMA Biologics (1) 31,982 582
Agios Pharmaceuticals (1) 10,063 335
Akero Therapeutics (1) 13,875 740
Aldeyra Therapeutics (1) 26,091 100

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alkermes (1) 30,434 871
Alnylam Pharmaceuticals (1) 17,548 5,722
Amicus Therapeutics (1) 39,357 226
AnaptysBio (1)(3) 2,639 59
Annovis Bio (1) 4,800 10
Apellis Pharmaceuticals (1) 15,453 268
Apogee Therapeutics (1) 6,251 272
Arcellx (1) 6,335 417
Arcturus Therapeutics Holdings (1) 4,800 62
Arcus Biosciences (1) 9,900 81
Ardelyx (1) 37,800 148
Arrowhead Pharmaceuticals (1) 15,971 252
Avidity Biosciences (1) 24,600 699
Beam Therapeutics (1) 13,848 236
Bicara Therapeutics (1) 5,596 52
Biohaven (1) 14,525 205
BioMarin Pharmaceutical (1) 23,145 1,272
Blueprint Medicines (1) 10,500 1,346
Bridgebio Pharma (1) 18,742 809
C4 Therapeutics (1) 12,400 18
Cabaletta Bio (1) 14,700 22
CareDx (1) 7,316 143
Cargo Therapeutics (1)(3) 19,273 79
Catalyst Pharmaceuticals (1) 13,333 289
Celldex Therapeutics (1) 11,125 226
CG oncology (1) 10,763 280
Cogent Biosciences (1) 20,100 144
Corbus Pharmaceuticals Holdings (1) 3,672 25
Crinetics Pharmaceuticals (1) 16,648 479
CRISPR Therapeutics (1)(3) 8,260 402
Cullinan Therapeutics (1) 12,384 93
Cytokinetics (1) 17,887 591
Day One Biopharmaceuticals (1) 17,862 116
Denali Therapeutics (1) 20,345 285
Disc Medicine (1) 3,324 176
Dyne Therapeutics (1) 13,000 124
Editas Medicine (1)(3) 12,600 28
Emergent BioSolutions (1) 11,800 75
Entrada Therapeutics (1) 8,620 58
Exact Sciences (1) 28,907 1,536
Exelixis (1) 36,106 1,591
Generation Bio (1) 39,365 13
Geron (1) 82,800 117

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GRAIL (1)(3) 4,186 215
Halozyme Therapeutics (1) 17,243 897
Ideaya Biosciences (1) 12,922 272
IGM Biosciences (1) 12,085 14
Immunome (1)(3) 19,722 183
Immunovant (1)(3) 7,911 127
Insmed (1) 27,431 2,761
Ionis Pharmaceuticals (1) 24,659 974
Iovance Biotherapeutics (1)(3) 38,034 65
Janux Therapeutics (1) 5,605 129
Karyopharm Therapeutics (1)(3) 10,886 47
Keros Therapeutics (1) 9,371 125
Krystal Biotech (1) 3,430 472
Kymera Therapeutics (1) 10,400 454
Kyverna Therapeutics (1) 16,677 51
Lyell Immunopharma (1) 3,357 30
Madrigal Pharmaceuticals (1) 2,677 810
MannKind (1) 30,592 114
Metsera (1)(3) 5,599 159
Mirum Pharmaceuticals (1) 6,722 342
Monte Rosa Therapeutics (1)(3) 27,309 123
Mural Oncology (1) 9,695 24
Myriad Genetics (1) 12,396 66
Natera (1) 19,694 3,327
Neurocrine Biosciences (1) 15,102 1,898
Novavax (1)(3) 20,257 128
Nurix Therapeutics (1) 16,957 193
Nuvalent, Class A (1) 6,265 478
Oruka Therapeutics (3) 7,171 80
Praxis Precision Medicines (1) 5,303 223
Protagonist Therapeutics (1) 7,985 441
Prothena (1) 21,981 133
PTC Therapeutics (1) 11,180 546
Recursion Pharmaceuticals, Class A (1)(3) 34,100 173
REGENXBIO (1) 6,421 53
Relay Therapeutics (1) 39,382 136
Replimune Group (1) 23,934 222
Revolution Medicines (1) 27,020 994
Rhythm Pharmaceuticals (1) 7,300 461
Rocket Pharmaceuticals (1) 14,196 35
Roivant Sciences (1) 40,054 451
Sage Therapeutics (1) 14,769 135
Sana Biotechnology (1)(3) 22,300 61

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sarepta Therapeutics (1) 11,146 191
Scholar Rock Holding (1) 16,957 601
Sionna Therapeutics (1)(3) 6,707 116
Soleno Therapeutics (1) 6,961 583
SpringWorks Therapeutics (1) 8,018 377
Spyre Therapeutics (1) 8,942 134
Summit Therapeutics (1)(3) 20,988 447
Syndax Pharmaceuticals (1) 12,800 120
TG Therapeutics (1) 18,203 655
Travere Therapeutics (1) 10,200 151
Twist Bioscience (1) 7,413 273
Ultragenyx Pharmaceutical (1) 13,956 507
United Therapeutics (1) 5,785 1,662
Vaxcyte (1) 16,927 550
Vera Therapeutics (1) 12,389 292
Veracyte (1) 9,500 257
Vericel (1) 5,805 247
Viking Therapeutics (1)(3) 14,526 385
Viridian Therapeutics (1) 7,900 110
Voyager Therapeutics (1) 17,600 55
Xencor (1) 20,736 163
Zentalis Pharmaceuticals (1) 23,376 27
48,863
Health Care Equipment & Supplies  1.6%
Artivion (1) 11,550 359
AtriCure (1) 9,700 318
Avanos Medical (1) 9,042 111
Beta Bionics (1) 4,758 69
Butterfly Network (1) 45,300 91
Cerus (1) 83,800 118
ClearPoint Neuro (1) 11,400 136
CONMED  4,941 257
DENTSPLY SIRONA  33,855 538
Embecta  9,800 95
Enovis (1) 7,790 244
Envista Holdings (1) 23,543 460
Glaukos (1) 5,910 610
Globus Medical, Class A (1) 16,241 959
Haemonetics (1) 6,774 505
ICU Medical (1) 2,810 371
Inogen (1) 17,500 123
Inspire Medical Systems (1) 4,081 530
Integer Holdings (1) 3,837 472

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Integra LifeSciences Holdings (1) 9,900 121
iRhythm Technologies (1) 3,957 609
Lantheus Holdings (1) 9,782 801
LeMaitre Vascular  3,871 321
LivaNova (1) 6,500 293
Masimo (1) 6,641 1,117
Merit Medical Systems (1) 7,868 736
Neogen (1) 22,740 109
Novocure (1) 16,731 298
Omnicell (1) 7,612 224
OraSure Technologies (1) 31,882 96
Orchestra BioMed Holdings (1) 7,551 20
Orthofix Medical (1) 11,780 131
Penumbra (1) 6,285 1,613
PROCEPT BioRobotics (1) 8,869 511
QuidelOrtho (1) 6,900 199
RxSight (1) 5,672 74
STAAR Surgical (1)(3) 7,700 129
Tactile Systems Technology (1) 7,950 81
Tandem Diabetes Care (1) 11,259 210
Teleflex  4,693 555
TransMedics Group (1) 4,584 614
UFP Technologies (1) 1,289 315
Zimvie (1) 7,400 69
15,612
Health Care Providers & Services  1.8%
Acadia Healthcare (1) 11,421 259
AdaptHealth (1) 11,800 111
Addus HomeCare (1) 2,305 265
agilon health (1) 51,821 119
Alignment Healthcare (1) 24,557 344
Amedisys (1)(3) 3,088 304
AMN Healthcare Services (1) 6,493 134
Astrana Health (1) 5,633 140
Aveanna Healthcare Holdings (1) 20,883 109
BrightSpring Health Services (1) 12,891 304
Brookdale Senior Living (1) 24,407 170
Castle Biosciences (1) 4,600 94
Chemed  1,818 885
Concentra Group Holdings Parent  23,712 488
CorVel (1) 4,794 493
Cross Country Healthcare (1) 10,600 138
DocGo (1) 34,100 54

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Encompass Health  14,859 1,822
Enhabit (1) 11,500 111
Ensign Group  8,116 1,252
Guardant Health (1) 18,559 966
HealthEquity (1) 10,843 1,136
Hims & Hers Health (1) 25,877 1,290
LifeStance Health Group (1) 11,800 61
National HealthCare  1,905 204
National Research  8,572 144
NeoGenomics (1) 18,155 133
Option Care Health (1) 24,871 808
Oscar Health, Class A (1)(3) 31,102 667
Owens & Minor (1) 12,100 110
Pediatrix Medical Group (1) 17,700 254
Pennant Group (1) 7,994 239
Premier, Class A  13,480 296
Privia Health Group (1) 12,700 292
Progyny (1) 11,600 255
RadNet (1) 6,897 392
Select Medical Holdings  22,405 340
Surgery Partners (1) 10,700 238
Tenet Healthcare (1) 14,443 2,542
17,963
Health Care Technology  0.9%
CareCloud (1) 23,700 56
Certara (1) 13,900 163
Doximity, Class A (1) 15,802 969
Evolent Health, Class A (1) 14,274 161
Health Catalyst (1) 16,500 62
HealthStream  9,300 257
Phreesia (1) 10,300 293
Schrodinger (1) 8,800 177
Teladoc Health (1) 15,462 135
Veeva Systems, Class A (1) 20,772 5,982
Waystar Holding (1) 7,908 323
8,578
Life Sciences Tools & Services  0.8%
10X Genomics, Class A (1) 18,852 218
Avantor (1) 85,207 1,147
Azenta (1) 6,322 195
BioLife Solutions (1) 5,100 110
Bio-Rad Laboratories, Class A (1) 2,768 668
Bruker  11,712 482

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fortrea Holdings (1) 10,900 54
Illumina (1) 20,353 1,942
Medpace Holdings (1) 3,404 1,068
Mesa Laboratories  1,400 132
Pacific Biosciences of California (1)(3) 71,506 89
Personalis (1) 19,600 129
Quanterix (1) 9,700 64
Quantum-Si (1)(3) 56,300 110
Repligen (1) 9,021 1,122
Sotera Health (1) 12,200 136
7,666
Pharmaceuticals  1.1%
Aclaris Therapeutics (1) 26,200 37
Alto Neuroscience (1) 19,146 42
Amphastar Pharmaceuticals (1) 5,290 121
Amylyx Pharmaceuticals (1) 18,000 115
Arvinas (1) 13,120 97
Atea Pharmaceuticals (1) 44,100 159
Axsome Therapeutics (1) 5,380 562
Cassava Sciences (1) 26,600 48
Collegium Pharmaceutical (1) 9,882 292
Corcept Therapeutics (1) 12,143 891
Elanco Animal Health (1) 69,573 993
Evolus (1)(3) 15,500 143
EyePoint Pharmaceuticals (1) 16,926 159
Harmony Biosciences Holdings (1) 5,000 158
Harrow (1)(3) 7,100 217
Innoviva (1) 12,411 249
Jazz Pharmaceuticals (1) 7,500 796
LENZ Therapeutics (1)(3) 6,035 177
Ligand Pharmaceuticals (1) 2,686 305
MBX Biosciences (1)(3) 7,119 81
Nuvation Bio (1)(3) 69,100 135
Ocular Therapeutix (1) 24,080 223
Organon  28,683 278
Pacira BioSciences (1) 10,400 249
Perrigo  22,631 605
Phibro Animal Health, Class A  8,414 215
Pliant Therapeutics (1) 43,218 50
Prestige Consumer Healthcare (1) 8,539 682
Rafael Holdings, Class B (1) 29,321 51
Rapport Therapeutics (1)(3) 6,664 76
Royalty Pharma, Class A  44,868 1,617

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Scilex Holding (1) 7,202 42
Supernus Pharmaceuticals (1) 7,900 249
Tarsus Pharmaceuticals (1) 5,359 217
Terns Pharmaceuticals (1) 14,000 52
WaVe Life Sciences (1) 23,311 152
Xeris Biopharma Holdings (1) 32,053 150
10,685
Total Health Care 109,367
INDUSTRIALS & BUSINESS SERVICES  18.0%
Aerospace & Defense  2.3%
AAR (1) 3,155 217
AeroVironment (1) 3,435 979
Archer Aviation, Class A (1) 53,000 575
ATI (1) 18,315 1,581
BWX Technologies  12,990 1,871
Cadre Holdings  5,305 169
Curtiss-Wright  5,265 2,572
HEICO  4,695 1,540
HEICO, Class A  10,226 2,646
Hexcel  14,427 815
Karman Holdings (1) 9,044 456
Kratos Defense & Security Solutions (1) 20,494 952
Leonardo DRS  13,894 646
Loar Holdings (1) 2,926 252
Mercury Systems (1) 7,900 426
Moog, Class A  3,456 625
National Presto Industries  2,413 236
Park Aerospace  9,407 139
Rocket Lab (1)(3) 46,974 1,680
Spirit AeroSystems Holdings, Class A (1) 17,994 686
StandardAero (1) 22,360 708
Triumph Group (1) 12,800 330
V2X (1) 2,879 140
Woodward  8,477 2,078
22,319
Air Freight & Logistics  0.1%
Forward Air (1) 6,300 155
GXO Logistics (1) 14,673 714
Hub Group, Class A  10,561 353
1,222
Building Products  1.4%
AAON  9,101 671

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Advanced Drainage Systems  9,486 1,090
Alpha Pro Tech (1) 16,000 75
Apogee Enterprises  4,452 181
Armstrong World Industries  6,465 1,050
AZZ  4,920 465
Carlisle  5,803 2,167
CSW Industrials  2,392 686
Fortune Brands Innovations  14,749 759
Gibraltar Industries (1) 2,833 167
Griffon  5,789 419
Hayward Holdings (1) 15,800 218
JELD-WEN Holding (1) 29,700 116
Masterbrand (1) 17,900 196
Owens Corning  12,284 1,689
Resideo Technologies (1) 22,561 498
Simpson Manufacturing  5,581 867
Trex (1) 18,143 987
UFP Industries  8,613 856
Zurn Elkay Water Solutions  16,859 616
13,773
Commercial Services & Supplies  1.3%
ABM Industries  5,678 268
ACCO Brands  30,789 110
ACV Auctions, Class A (1) 19,265 312
Brady, Class A  7,576 515
Brink's  6,425 574
Casella Waste Systems, Class A (1) 9,170 1,058
Cimpress (1) 3,493 164
Clean Harbors (1) 6,776 1,566
CoreCivic (1) 19,896 419
Ennis  11,121 202
Enviri (1) 19,160 166
GEO Group (1) 20,746 497
HNI  7,379 363
Interface  14,400 301
MillerKnoll  9,500 185
Montrose Environmental Group (1) 6,900 151
MSA Safety  6,058 1,015
OPENLANE (1) 20,363 498
Pitney Bowes  27,032 295
Quad/Graphics  25,000 141
RB Global  23,326 2,477
Tetra Tech  32,998 1,187

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UniFirst  1,501 283
Vestis  16,450 94
VSE  2,227 292
13,133
Construction & Engineering  2.1%
AECOM  17,995 2,031
Ameresco, Class A (1) 6,400 97
API Group (1) 39,520 2,018
Arcosa  5,694 494
Argan  849 187
Comfort Systems USA  5,122 2,746
Construction Partners, Class A (1) 7,124 757
Dycom Industries (1) 4,109 1,004
EMCOR Group  6,013 3,216
Everus Construction Group (1) 7,373 468
Fluor (1) 21,025 1,078
Granite Construction  5,876 549
MasTec (1) 8,918 1,520
Matrix Service (1) 17,911 242
MYR Group (1) 2,400 436
Primoris Services  8,968 699
Sterling Infrastructure (1) 4,570 1,054
Valmont Industries  3,012 984
WillScot Holdings  28,637 785
20,365
Electrical Equipment  1.7%
Acuity  3,822 1,140
American Superconductor (1) 8,779 322
Array Technologies (1) 32,800 194
Atkore  6,192 437
Blink Charging (1) 80,500 76
Bloom Energy, Class A (1) 28,349 678
Energy Vault Holdings (1) 83,900 60
EnerSys  4,783 410
Enovix (1)(3) 24,500 253
Fluence Energy (1)(3) 12,200 82
FuelCell Energy (1) 10,622 60
GrafTech International (1) 92,300 90
LSI Industries  14,693 250
NEXTracker, Class A (1) 19,406 1,055
NuScale Power (1) 12,505 495
nVent Electric  19,720 1,444
Plug Power (1)(3) 140,500 209

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Powell Industries  1,330 280
Regal Rexnord  8,241 1,195
Sensata Technologies Holding  26,895 810
SES AI (1) 124,600 111
Stem (1) 8,335 52
Sunrun (1) 30,095 246
Thermon Group Holdings (1) 6,600 185
Vertiv Holdings, Class A  52,861 6,788
Vicor (1) 4,000 181
17,103
Ground Transportation  0.9%
ArcBest  3,494 269
Avis Budget Group (1)(3) 2,551 431
Covenant Logistics Group  8,024 194
Heartland Express  17,323 150
Knight-Swift Transportation Holdings  21,050 931
Landstar System  5,182 720
Lyft, Class A (1) 46,800 738
Marten Transport  10,800 140
RXO (1) 18,643 293
Ryder System  5,058 804
Saia (1) 4,213 1,154
U-Haul Holding, Non-Voting  12,554 683
Werner Enterprises  7,353 201
XPO (1) 15,445 1,951
8,659
Machinery  3.4%
3D Systems (1) 54,250 84
AGCO  9,943 1,026
Alamo Group  1,974 431
Albany International, Class A  2,593 182
Allison Transmission Holdings  10,330 981
Astec Industries  4,900 204
Atmus Filtration Technologies  15,429 562
Blue Bird (1) 4,695 203
Chart Industries (1) 5,421 893
CNH Industrial  101,553 1,316
Commercial Vehicle Group (1) 60,800 101
Crane  6,817 1,294
Donaldson  13,854 961
Douglas Dynamics  8,300 245
Enerpac Tool Group  7,377 299
Enpro  2,744 526

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Esab  9,110 1,098
ESCO Technologies  3,070 589
Federal Signal  8,968 954
Flowserve  13,928 729
Franklin Electric  3,428 308
Gates Industrial (1) 20,830 480
Graco  21,246 1,827
Greenbrier  6,800 313
Helios Technologies  6,000 200
Hillenbrand  9,461 190
Hillman Solutions (1) 17,151 122
Hurco (1) 8,500 161
Hyster-Yale  3,300 131
ITT  10,043 1,575
JBT Marel  6,214 747
Kadant (3) 2,032 645
Kennametal  7,000 161
Lincoln Electric Holdings  7,800 1,617
Middleby (1) 8,778 1,264
Mueller Industries  14,745 1,172
Mueller Water Products, Class A  22,056 530
NN (1) 39,671 83
Oshkosh  7,029 798
Park-Ohio Holdings  6,209 111
Proto Labs (1) 6,299 252
RBC Bearings (1) 5,103 1,964
REV Group  7,131 339
Shyft Group  12,400 156
SPX Technologies (1) 6,283 1,054
Standex International  857 134
Symbotic (1)(3) 6,300 245
Tennant  3,100 240
Terex  9,562 446
Timken  9,539 692
Titan International (1) 14,250 146
Toro  14,772 1,044
Trinity Industries  7,658 207
Wabash National  11,400 121
Watts Water Technologies, Class A  3,930 966
Worthington Enterprises  4,479 285
33,404
Marine Transportation  0.1%
Kirby (1) 7,439 843

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Matson  3,850 429
1,272
Passenger Airlines  0.3%
Alaska Air Group (1) 15,412 763
Allegiant Travel  3,000 165
American Airlines Group (1) 74,229 833
Frontier Group Holdings (1)(3) 14,400 52
JetBlue Airways (1) 41,400 175
Joby Aviation (1)(3) 69,900 737
SkyWest (1) 6,107 629
Sun Country Airlines Holdings (1) 10,300 121
3,475
Professional Services  2.3%
Alight, Class A  47,800 271
Amentum Holdings (1) 15,834 374
Asure Software (1) 17,841 174
Booz Allen Hamilton Holding  18,407 1,917
CACI International, Class A (1) 2,868 1,367
CBIZ (1) 8,346 598
Clarivate (1) 69,130 297
Concentrix  6,177 326
Conduent (1) 36,040 95
CRA International  1,431 268
CSG Systems International  3,020 197
Dun & Bradstreet Holdings  32,304 294
ExlService Holdings (1) 25,031 1,096
Exponent  4,616 345
First Advantage (1) 14,392 239
FTI Consulting (1) 5,469 883
Genpact  18,704 823
Huron Consulting Group (1) 3,154 434
ICF International  2,301 195
Innodata (1) 4,500 230
Insperity  4,882 293
KBR  16,675 799
Kforce  3,228 133
Korn Ferry  7,413 544
Legalzoom.com (1) 14,700 131
ManpowerGroup  7,115 287
Mastech Digital (1) 14,882 107
Maximus  6,004 421
Parsons (1) 4,765 342
Paylocity Holding (1) 6,351 1,151

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Robert Half  11,036 453
Science Applications International  5,578 628
SS&C Technologies Holdings  31,432 2,603
TaskUS, Class A (1) 5,600 94
TransUnion  25,657 2,258
TriNet Group  4,192 307
TrueBlue (1) 18,040 117
TTEC Holdings (1)(3) 20,690 100
UL Solutions, Class A  7,269 530
Upwork (1) 22,825 307
Verra Mobility (1) 33,203 843
Willdan Group (1) 4,794 300
23,171
Trading Companies & Distributors  2.1%
Air Lease  10,921 639
Applied Industrial Technologies  5,426 1,261
BlueLinx Holdings (1) 2,100 156
Boise Cascade  4,784 415
Core & Main, Class A (1) 27,013 1,630
Distribution Solutions Group (1)(3) 2,608 72
DNOW (1) 14,500 215
Ferguson Enterprises  28,013 6,100
FTAI Aviation  14,374 1,654
GATX  3,825 587
GMS (1) 6,162 670
Herc Holdings  4,424 583
McGrath RentCorp  4,285 497
MRC Global (1) 20,600 283
MSC Industrial Direct, Class A  4,929 419
NPK International (1) 12,576 107
QXO (1) 38,112 821
Rush Enterprises, Class A  7,516 387
SiteOne Landscape Supply (1) 7,626 922
Titan Machinery (1) 9,700 192
Watsco  4,451 1,966
WESCO International  5,838 1,081
Willis Lease Finance  1,130 161
Xometry, Class A (1) 8,300 281
21,099
Total Industrials & Business Services 178,995

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  18.9%
Communications Equipment  0.6%
Calix (1) 9,183 489
Ciena (1) 22,174 1,803
Clearfield (1) 3,765 164
CommScope Holding (1) 34,700 287
Comtech Telecommunications (1) 24,243 59
Digi International (1) 5,148 180
Extreme Networks (1) 15,246 274
Harmonic (1) 16,900 160
KVH Industries (1) 37,763 201
Lumentum Holdings (1) 8,346 793
NETGEAR (1) 8,404 244
NetScout Systems (1) 10,900 270
Ribbon Communications (1) 12,405 50
Ubiquiti  752 310
Viasat (1) 10,413 152
Viavi Solutions (1) 32,200 324
5,760
Electronic Equipment, Instruments & Components  2.3%
Advanced Energy Industries  5,729 759
Arlo Technologies (1) 21,152 359
Arrow Electronics (1) 6,434 820
Avnet  11,109 590
Badger Meter  4,300 1,053
Belden  8,226 953
Benchmark Electronics  6,799 264
Cognex  27,502 872
Coherent (1) 20,713 1,848
Crane NXT (3) 5,135 277
CTS  7,145 304
ePlus (1) 3,279 236
Fabrinet (1) 5,173 1,524
FARO Technologies (1) 5,900 259
Flex (1) 52,892 2,640
Insight Enterprises (1) 3,108 429
IPG Photonics (1) 4,400 302
Itron (1) 5,447 717
Kimball Electronics (1) 10,770 207
Knowles (1) 12,529 221
Lightwave Logic (1)(3) 93,000 115
Littelfuse  2,838 644

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Methode Electronics  16,250 155
MicroVision (1)(3) 88,200 101
Mirion Technologies (1) 23,700 510
Novanta (1) 4,933 636
OSI Systems (1) 1,938 436
PAR Technology (1) 4,530 314
PC Connection  1,605 106
Plexus (1) 4,246 575
Rogers (1) 2,650 182
Sanmina (1) 6,218 608
ScanSource (1) 3,499 146
TD SYNNEX  10,289 1,396
TTM Technologies (1) 10,680 436
Vishay Intertechnology  10,620 169
Vishay Precision Group (1)(3) 10,222 287
Vontier  22,288 822
22,272
IT Services  2.9%
ASGN (1) 8,569 428
BigCommerce Holdings, Series 1 (1) 24,685 123
Cloudflare, Class A (1) 41,226 8,073
CoreWeave, Class A (1)(3) 4,135 674
DigitalOcean Holdings (1) 8,154 233
DXC Technology (1) 25,163 385
Fastly, Class A (1) 22,200 157
Grid Dynamics Holdings (1) 12,400 143
Hackett Group  9,473 241
Kyndryl Holdings (1) 30,190 1,267
MongoDB (1) 10,445 2,193
Okta (1) 23,420 2,341
Snowflake, Class A (1) 45,282 10,133
Twilio, Class A (1) 19,817 2,465
Unisys (1) 23,252 105
28,961
Semiconductors & Semiconductor Equipment  2.9%
ACM Research, Class A (1) 6,642 172
Aehr Test Systems (1)(3) 8,400 109
Allegro MicroSystems (1) 16,335 558
Alpha & Omega Semiconductor (1) 5,600 144
Ambarella (1) 4,700 310
Amkor Technology  12,474 262
Astera Labs (1) 2,017 182
Atomera (1)(3) 12,600 63

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Axcelis Technologies (1) 4,702 328
Cirrus Logic (1) 7,114 742
Cohu (1) 10,300 198
Credo Technology Group Holding (1) 19,547 1,810
Diodes (1) 4,571 242
Entegris  23,207 1,872
FormFactor (1) 10,803 372
Impinj (1) 4,144 460
Kopin (1) 64,700 99
Kulicke & Soffa Industries  8,865 307
Lattice Semiconductor (1) 22,250 1,090
MACOM Technology Solutions Holdings (1) 9,443 1,353
Marvell Technology  119,526 9,251
MaxLinear (1) 11,870 169
MKS  11,069 1,100
NVE  2,271 167
Onto Innovation (1) 6,475 653
Penguin Solutions (1) 9,470 188
Photronics (1) 8,688 164
Pixelworks (1) 5,191 36
Power Integrations  5,500 307
Qorvo (1) 10,391 882
Rambus (1) 19,117 1,224
Rigetti Computing (1) 32,884 390
Semtech (1) 12,278 554
Silicon Laboratories (1) 3,528 520
SiTime (1) 2,603 555
Synaptics (1) 6,082 394
Ultra Clean Holdings (1) 3,695 83
Universal Display  5,321 822
Veeco Instruments (1) 3,060 62
28,194
Software  9.7%
A10 Networks  23,172 448
ACI Worldwide (1) 16,223 745
Adeia  22,764 322
Agilysys (1) 3,981 456
Alarm.com Holdings (1) 7,821 442
Alkami Technology (1) 7,743 233
Appfolio, Class A (1) 3,793 873
AppLovin, Class A (1) 30,735 10,760
Asana, Class A (1) 13,541 183
Atlassian, Class A (1) 22,147 4,498

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Aurora Innovation (1)(3) 144,601 758
Bentley Systems, Class B  16,243 877
BILL Holdings (1) 16,183 749
Blackbaud (1) 6,575 422
BlackLine (1) 6,082 344
Box, Class A (1) 22,260 761
Braze, Class A (1) 13,166 370
C3.ai, Class A (1) 15,300 376
CCC Intelligent Solutions Holdings (1) 79,769 751
Cerence (1) 14,288 146
Circle Internet Group (1)(3) 4,085 741
Cleanspark (1)(3) 37,805 417
Clearwater Analytics Holdings, Class A (1) 36,846 808
Commvault Systems (1) 6,659 1,161
Confluent, Class A (1) 35,696 890
Consensus Cloud Solutions (1) 7,067 163
Core Scientific (1) 39,785 679
Datadog, Class A (1) 42,304 5,683
Digimarc (1)(3) 9,200 122
Docusign (1) 28,094 2,188
Dolby Laboratories, Class A  7,313 543
Domo, Class B (1) 15,600 218
Dropbox, Class A (1) 22,896 655
D-Wave Quantum (1) 28,620 419
Dynatrace (1) 41,067 2,267
Elastic (1) 10,960 924
Five9 (1) 9,410 249
Freshworks, Class A (1) 22,858 341
Gitlab, Class A (1) 15,500 699
Guidewire Software (1) 11,872 2,795
HubSpot (1) 7,503 4,176
Hut 8 (1) 13,697 255
Informatica, Class A (1) 7,837 191
Intapp (1) 7,100 367
Intellicheck (1) 19,500 105
InterDigital  4,341 973
Jamf Holding (1) 10,900 104
Klaviyo, Class A (1) 9,277 312
LivePerson (1)(3) 59,000 60
LiveRamp Holdings (1) 2,190 72
Manhattan Associates (1) 8,409 1,661
MARA Holdings (1)(3) 32,377 508
MicroStrategy, Class A (1) 34,095 13,782

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitek Systems (1) 18,497 183
N-able (1) 20,350 165
nCino (1) 11,423 319
NCR Voyix (1) 15,367 180
Nutanix, Class A (1) 37,694 2,881
ON24 (1) 45,300 246
OneSpan  11,000 184
PagerDuty (1) 21,124 323
Pegasystems  11,000 595
Procore Technologies (1) 15,857 1,085
Progress Software  7,268 464
PROS Holdings (1) 9,200 144
Q2 Holdings (1) 9,764 914
Qualys (1) 3,719 531
Rapid7 (1) 5,343 124
RingCentral, Class A (1) 9,151 259
Riot Platforms (1)(3) 43,300 489
Rubrik, Class A (1) 15,519 1,390
SailPoint (1) 13,031 298
Samsara, Class A (1) 41,577 1,654
SentinelOne, Class A (1) 36,108 660
ServiceTitan, Class A (1) 2,188 235
SoundHound AI, Class A (1) 49,508 531
Sprinklr, Class A (1) 11,000 93
Sprout Social, Class A (1) 7,300 153
SPS Commerce (1) 4,280 582
Telos (1) 35,700 113
Tenable Holdings (1) 10,889 368
Teradata (1) 11,751 262
Terawulf (1)(3) 51,316 225
UiPath, Class A (1) 48,011 615
Unity Software (1)(3) 38,940 942
Upland Software (1) 20,100 39
Varonis Systems (1) 13,251 672
Verint Systems (1) 13,351 263
Veritone (1)(3) 28,200 36
Vertex, Class A (1) 8,730 308
Workiva (1) 7,519 515
Xperi (1) 16,485 130
Yext (1) 20,000 170
Zeta Global Holdings, Class A (1) 28,433 440
Zoom Communications (1) 32,771 2,555

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zscaler (1) 12,913 4,054
95,431
Technology Hardware, Storage & Peripherals  0.5%
Eastman Kodak (1)(3) 19,000 107
Immersion  20,635 162
IonQ (1) 27,231 1,170
Pure Storage, Class A (1) 39,870 2,296
Sandisk (1) 20,306 921
Turtle Beach (1) 10,100 140
Xerox Holdings (3) 13,400 71
4,867
Total Information Technology 185,485
MATERIALS  4.2%
Chemicals  1.3%
American Vanguard  21,166 83
Ashland  6,077 306
Aspen Aerogels (1) 12,221 72
Avient  13,478 435
Axalta Coating Systems (1) 28,663 851
Balchem  5,282 841
Cabot  7,820 587
Celanese  14,842 821
Chemours  19,919 228
Ecovyst (1) 26,100 215
Element Solutions  28,044 635
FMC  13,713 573
Ginkgo Bioworks Holdings (1)(3) 10,840 122
Hawkins  2,613 371
HB Fuller  8,670 522
Huntsman  30,685 320
Ingevity (1) 6,600 284
Innospec  4,684 394
Minerals Technologies  3,010 166
NewMarket  780 539
Olin  17,067 343
PureCycle Technologies (1)(3) 23,200 318
Quaker Chemical  2,496 279
RPM International  19,986 2,195
Scotts Miracle-Gro  7,759 512
Sensient Technologies  4,580 451
Stepan  3,100 169
Tronox Holdings  17,600 89

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Westlake  4,479 340
13,061
Construction Materials  1.0%
CRH  91,210 8,373
Eagle Materials  4,467 903
Knife River (1) 10,009 817
10,093
Containers & Packaging  0.6%
AptarGroup  8,142 1,274
Crown Holdings  13,698 1,411
Graphic Packaging Holding  41,673 878
Greif, Class A  5,190 337
Myers Industries  14,316 207
O-I Glass (1) 27,600 407
Sealed Air  15,575 483
Silgan Holdings  8,209 445
Sonoco Products  10,907 475
TriMas  12,000 343
6,260
Metals & Mining  1.2%
Alcoa  29,106 859
Alpha Metallurgical Resources (1) 1,673 188
Ampco-Pittsburgh (1) 21,600 64
Carpenter Technology  6,973 1,927
Century Aluminum (1) 7,258 131
Cleveland-Cliffs (1) 66,626 506
Coeur Mining (1) 81,536 722
Commercial Metals  14,049 687
Compass Minerals International (1) 8,400 169
Gold Resource (1) 84,700 52
Hecla Mining  84,693 507
Ivanhoe Electric (1)(3) 21,440 194
Kaiser Aluminum  1,236 99
Materion  2,600 206
Metallus (1) 10,000 154
MP Materials (1)(3) 18,676 621
Olympic Steel  3,610 118
Piedmont Lithium (1)(3) 14,000 82
Radius Recycling  6,048 180
Reliance  8,137 2,554
Royal Gold  8,247 1,467
Ryerson Holding  5,500 119

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Warrior Met Coal  9,610 440
Worthington Steel  4,479 134
12,180
Paper & Forest Products  0.1%
Clearwater Paper (1) 3,088 84
Louisiana-Pacific  9,995 860
Sylvamo  4,392 220
1,164
Total Materials 42,758
REAL ESTATE  5.1%
Diversified Real Estate Investment Trusts  0.3%
Armada Hoffler Properties, REIT  25,957 178
Broadstone Net Lease, REIT  26,499 425
Essential Properties Realty Trust, REIT  19,229 614
Gladstone Commercial, REIT  12,182 175
Global Net Lease, REIT  29,521 223
WP Carey, REIT  27,365 1,707
3,322
Health Care Real Estate Investment Trusts  0.5%
American Healthcare REIT, REIT  21,156 777
CareTrust REIT, REIT  19,517 597
Community Healthcare Trust, REIT  9,000 150
Diversified Healthcare Trust, REIT  31,089 111
Global Medical REIT, REIT  33,897 235
Healthcare Realty Trust, REIT  36,986 587
LTC Properties, REIT  2,950 102
Medical Properties Trust, REIT (3) 89,399 385
National Health Investors, REIT  5,798 407
Omega Healthcare Investors, REIT  32,434 1,189
Sabra Health Care REIT, REIT  25,732 474
Universal Health Realty Income Trust, REIT  6,850 274
5,288
Hotel & Resort Real Estate Investment Trusts  0.3%
Apple Hospitality REIT, REIT  43,846 512
DiamondRock Hospitality, REIT  30,600 234
Park Hotels & Resorts, REIT  17,448 178
Pebblebrook Hotel Trust, REIT  23,553 235
RLJ Lodging Trust, REIT  26,720 195
Ryman Hospitality Properties, REIT  6,715 663
Service Properties Trust, REIT  47,800 114
Summit Hotel Properties, REIT  30,400 155

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sunstone Hotel Investors, REIT  16,394 142
Xenia Hotels & Resorts, REIT  17,149 216
2,644
Industrial Real Estate Investment Trusts  0.7%
Americold Realty Trust, REIT  44,287 736
EastGroup Properties, REIT  7,839 1,310
First Industrial Realty Trust, REIT  13,896 669
Innovative Industrial Properties, REIT  4,983 275
Lineage, REIT (3) 9,458 412
LXP Industrial Trust, REIT  37,861 313
Rexford Industrial Realty, REIT  34,744 1,236
STAG Industrial, REIT  19,477 707
Terreno Realty, REIT  16,467 923
6,581
Office Real Estate Investment Trusts  0.5%
Brandywine Realty Trust, REIT  34,143 147
COPT Defense Properties, REIT  7,705 213
Cousins Properties, REIT  15,069 453
Douglas Emmett, REIT  24,962 375
Easterly Government Properties, REIT  5,994 133
Empire State Realty Trust, Class A, REIT  34,974 283
Franklin Street Properties, REIT  72,826 119
Highwoods Properties, REIT  7,240 225
JBG SMITH Properties, REIT (3) 16,315 282
Kilroy Realty, REIT  17,700 607
NET Lease Office Properties, REIT (1) 4,521 147
Office Properties Income Trust, REIT  92,441 23
Paramount Group, REIT  33,300 203
Piedmont Realty Trust, Class A, REIT  20,700 151
Postal Realty Trust, Class A, REIT  12,486 184
SL Green Realty, REIT  10,988 680
Vornado Realty Trust, REIT  24,555 939
5,164
Real Estate Management & Development  0.6%
Anywhere Real Estate (1) 21,100 76
Compass, Class A (1) 57,500 361
Cushman & Wakefield (1) 21,900 242
Douglas Elliman (1) 40,938 95
eXp World Holdings (3) 13,900 127
FRP Holdings (1) 8,130 219
Howard Hughes Holdings (1) 2,800 189
Jones Lang LaSalle (1) 6,777 1,733

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kennedy-Wilson Holdings  23,700 161
Newmark Group, Class A  23,404 284
Opendoor Technologies (1) 104,632 56
Redfin (1) 19,500 218
Seaport Entertainment Group (1) 4,711 88
Seritage Growth Properties, Class A (1)(3) 31,645 98
St. Joe  4,458 213
Tejon Ranch (1) 14,850 252
Zillow Group, Class A (1) 5,741 393
Zillow Group, Class C (1) 19,871 1,392
6,197
Residential Real Estate Investment Trusts  0.7%
American Homes 4 Rent, Class A, REIT  47,780 1,723
Apartment Investment & Management, Class A, REIT  41,458 359
Bluerock Homes Trust, REIT (3) 6,174 77
Centerspace, REIT  3,200 193
Equity LifeStyle Properties, REIT  24,962 1,539
Independence Realty Trust, REIT  20,465 362
Sun Communities, REIT  18,432 2,332
UMH Properties, REIT  15,372 258
Veris Residential, REIT  11,270 168
7,011
Retail Real Estate Investment Trusts  0.7%
Acadia Realty Trust, REIT  26,804 498
Agree Realty, REIT  11,608 848
Alexander's, REIT  915 206
Brixmor Property Group, REIT  48,667 1,267
Curbline Properties, REIT  16,888 386
Getty Realty, REIT (3) 11,622 321
InvenTrust Properties, REIT  2,744 75
Kite Realty Group Trust, REIT  26,325 596
Macerich, REIT  28,354 459
NNN REIT, REIT  23,243 1,004
Phillips Edison, REIT  12,370 433
Saul Centers, REIT  6,819 233
SITE Centers, REIT  8,444 95
Tanger, REIT  14,049 430
Urban Edge Properties, REIT  9,367 175
7,026
Specialized Real Estate Investment Trusts  0.8%
CubeSmart, REIT  36,436 1,549
EPR Properties, REIT  6,521 380

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Four Corners Property Trust, REIT (3) 6,401 172
Gaming & Leisure Properties, REIT  37,490 1,750
Gladstone Land, REIT (3) 25,809 262
Global Self Storage, REIT  33,399 178
Lamar Advertising, Class A, REIT  14,243 1,729
Millrose Properties, REIT (1) 6,090 174
National Storage Affiliates Trust, REIT  8,516 272
Outfront Media, REIT  15,632 255
PotlatchDeltic, REIT  8,080 310
Rayonier, REIT  25,288 561
Safehold, REIT  6,308 98
Smartstop Self Storage REIT  6,844 248
Uniti Group, REIT  35,100 152
8,090
Total Real Estate 51,323
UTILITIES  2.0%
Electric Utilities  0.6%
ALLETE  4,255 273
Genie Energy, Class B  9,586 258
Hawaiian Electric Industries (1) 23,731 252
IDACORP  5,405 624
MGE Energy  3,909 346
OGE Energy  32,555 1,445
Oklo (1) 9,852 551
Otter Tail  6,824 526
Portland General Electric  18,125 736
TXNM Energy  9,982 562
5,573
Gas Utilities  0.6%
Chesapeake Utilities  4,288 516
MDU Resources Group  26,694 445
National Fuel Gas  12,139 1,028
New Jersey Resources  13,704 614
Northwest Natural Holding  10,145 403
ONE Gas  7,678 552
RGC Resources  8,179 183
Southwest Gas Holdings  8,070 600
Spire  4,974 363
UGI  24,992 910
5,614

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity
Producers  0.3%
Clearway Energy, Class C  7,693 246
Montauk Renewables (1) 38,000 84
Ormat Technologies  7,590 636
Spruce Power Holding (1)(3) 19,162 39
Sunnova Energy International (1) 101,700 —
Talen Energy (1) 6,151 1,789
2,794
Multi-Utilities  0.2%
Avista  10,850 412
Black Hills  8,110 455
Northwestern Energy Group  8,468 434
Unitil  5,708 298
1,599
Water Utilities  0.3%
American States Water  6,799 521
California Water Service Group  9,614 437
Essential Utilities  31,916 1,186
H2O America  4,960 258
Middlesex Water  6,354 344
2,746
Total Utilities 18,326
Total Common Stocks (Cost $561,338) 980,030
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.37% (4)(5) 4,691,263 4,691
4,691
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.21%, 7/10/25 (6) 480,000 480
480
Total Short-Term Investments (Cost $5,171) 5,171

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 4.37% (4)(5) 23,953,807 23,954
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 23,954
Total Securities Lending Collateral (Cost $23,954) 23,954
Total Investments in Securities
102.3% of Net Assets
(Cost $590,463) $ 1,009,155
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 4. All or a portion of this security is on loan at June 30, 2025.
(4) Seven-day yield
(5) Affiliated Companies
(6) At June 30, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 37 Russell 2000 E-Mini Index contracts 9/25 4,054 $ 110
Long, 5 S&P 400 E-Mini MidCap Index contracts 9/25 1,563 47
Net payments (receipts) of variation margin to date (152)
Variation margin receivable (payable) on open futures contracts $ 5

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 93++
Totals $ —# $ — $ 93+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 36,591  ¤  ¤ $ 28,645
Total $ 28,645^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $93 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,645.

T. ROWE PRICE Extended Equity Market Index Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $590,463) $ 1,009,155
Receivable for investment securities sold 1,289
Dividends receivable 768
Receivable for shares sold 219
Variation margin receivable on futures contracts 5
Other assets 66
Total assets 1,011,502
Liabilities
Obligation to return securities lending collateral 23,954
Payable for shares redeemed 845
Investment management fees payable 71
Due to affiliates 63
Payable to directors 1
Other liabilities 99
Total liabilities 25,033
NET ASSETS $ 986,469
Net Assets Consist of:
Total distributable earnings (loss) $ 461,414
Paid-in capital applicable to 29,522,599 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 525,055
NET ASSETS $ 986,469
NET ASSET VALUE PER SHARE $ 33.41

T. ROWE PRICE Extended Equity Market Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $6) $ 5,094
Securities lending 186
.
  Interest 10
Total income 5,290
Expenses
Investment management 427
Shareholder servicing 553
Prospectus and shareholder reports 11
Custody and accounting 118
Legal and audit 19
Registration 19
Directors 2
Miscellaneous 9
Total expenses 1,158
Net investment income 4,132
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 20,368
Futures (693)
Net realized gain 19,675
Change in net unrealized gain / loss
Securities (7,713)
Futures 490
Change in net unrealized gain / loss (7,223)
Net realized and unrealized gain / loss 12,452
INCREASE IN NET ASSETS FROM OPERATIONS $ 16,584

T. ROWE PRICE Extended Equity Market Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,132 $ 9,616
Net realized gain 19,675 68,035
Change in net unrealized gain / loss (7,223) 72,656
Increase in net assets from operations 16,584 150,307
Distributions to shareholders
Net earnings – (72,739)
Capital share transactions
*
Shares sold 30,482 73,678
Distributions reinvested – 66,647
Shares redeemed (72,574) (159,686)
Decrease in net assets from capital share
transactions (42 ,092) (19,361)
Net Assets
Increase (decrease) during period (25,508) 58,207
Beginning of period 1,011,977 953,770
End of period $ 986,469 $ 1,011,977
*Share information (000s)
Shares sold 963 2,280
Distributions reinvested – 1,915
Shares redeemed (2,308) (4,996)
Decrease in shares outstanding (1,345) (801)

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market
Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change

T. ROWE PRICE Extended Equity Market Index Fund

in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in

T. ROWE PRICE Extended Equity Market Index Fund

performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued

T. ROWE PRICE Extended Equity Market Index Fund

at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Extended Equity Market Index Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 980,030 $ — $ — $ 980,030
Short-Term Investments 4,691 480 — 5,171
Securities Lending Collateral 23,954 — — 23,954
Total Securities 1,008,675 480 — 1,009,155
Futures Contracts* 157 — — 157
Total $ 1,008,832 $ 480 $ — $ 1,009,312
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 157
*
Total $ 157
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (693)
Total $ (693)
Change in Unrealized
Gain (Loss)
Equity derivatives $ 490
Total $ 490

T. ROWE PRICE Extended Equity Market Index Fund

For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, securities valued at $460,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of

T. ROWE PRICE Extended Equity Market Index Fund

the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $23,305,000; the value of cash collateral and related investments was $23,954,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $39,310,000 and $75,390,000, respectively, for the six months ended June 30, 2025.

T. ROWE PRICE Extended Equity Market Index Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $592,481,000. Net unrealized gain aggregated
$416,831,000 at period-end, of which $503,199,000 related to appreciated investments and $86,368,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Extended Equity Market Index Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The Fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.35%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.

T. ROWE PRICE Extended Equity Market Index Fund

However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended June 30, 2025.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates; $310,000 for T. Rowe Price Services, Inc.; and $41,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.

T. ROWE PRICE Extended Equity Market Index Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Extended Equity Market Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Extended Equity Market Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by
Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted
that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Extended Equity Market Index Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the
Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The fund is subject to a permanent expense limitation under which the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.35% of the fund’s average daily net assets.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of the fund to exceed a certain percentage based on the fund’s net assets. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Extended Equity Market Index Fund

based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the third quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Extended Equity Market Index Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F124-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025